EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF EMPLOYEE BENEFITS EXPENSE

	2024 A$	2023 A$	2022 A$
Salaries and wages	6,351,193	4,938,516	4,490,186
Director fees	262,725	288,024	288,024
Superannuation contribution	417,145	415,128	347,018
Share-based payments	124,177	125,500	437,508
Other employee costs	430,867	440,898	305,919
Total employee benefits expenses	7,586,107	6,208,066	5,868,655